Description of Organization and Business Operations (Details) - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - USD ($)					1 Months Ended	6 Months Ended	7 Months Ended
	Jul. 16, 2021	Jul. 07, 2021	Aug. 10, 2020	Aug. 10, 2020	Aug. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Aug. 12, 2020	Jun. 10, 2020
Description of Organization and Business Operations (Details) [Line Items]
Number of shares in units (in Shares)			25,000,000	25,000,000
Generating gross proceeds							$ 250,000,000
Offering costs						$ 11,000
Additional purchase units (in Shares)				3,750,000
Sale of warrants (in Shares)							6,750,000
Gross proceeds							$ 6,750,000
Gross Proceeds					$ 250,000,000.0
Share price (in Dollars per share)						$ 10.00	$ 10.00
Net tangible assets business combination						$ 5,000,001	$ 5,000,001
Redemption percentage						100.00%	100.00%
Dissolution expenses						$ 100,000	$ 100,000
Redemption of held in trust account percentage						100.00%	100.00%
Initial held in trust account per share (in Dollars per share)						$ 10.00	$ 10.00
Public shares price per share (in Dollars per share)						10.00	10.00
Reduction value per share (in Dollars per share)						$ 10.00	$ 10.00
Share capital description						pay to the shareholders of Nexters Global cash in an amount not to exceed $150,000,000 equal to 50% of the aggregate amount of funds held by the Company either in or outside of its trust account, after taking into account any payments to be made to the Company’s public shareholders who validly exercise redemption rights pursuant to the Redemption (as defined below) and the proceeds received by Pubco pursuant to the A&R Forward Purchase Agreement (as defined below) (the “Base Cash Consideration”), subject to increase or decrease based on the Nexters Global’s net working capital as of the Reference Time (as such term is defined in the Business Combination Agreement) and subject to decrease by the amount of the Nexters Global’s outstanding indebtedness and transaction expenses as of the Reference Time and the Share Acquisition Closing, respectively (the Base Cash Consideration as so adjusted, the “Cash Payment”); and	pay to the shareholders of Nexters Global cash in an amount not to exceed $150,000,000 equal to 50% of the aggregate amount of funds held by the Company either in or outside of its trust account, after taking into account any payments to be made to the Company’s public shareholders who validly exercise redemption rights pursuant to the Redemption (as defined below) and the proceeds received by Pubco pursuant to the A&R Forward Purchase Agreement (as defined below) (the “Base Cash Consideration”), subject to increase or decrease based on the Nexters Global’s net working capital as of the Reference Time (as such term is defined in the Business Combination Agreement) and subject to decrease by the amount of the Nexters Global’s outstanding indebtedness and transaction expenses as of the Reference Time and the Share Acquisition Closing, respectively (the Base Cash Consideration as so adjusted, the “Cash Payment”); and
Issuance of aggregate value						$ 2,032,500,000	$ 2,032,500,000
Redeem deferred exchange shares						$ 200,000,000
Issuance of aggregate exchange shares (in Shares)						10,000,000	10,000,000
Additional exchange shares description						the issuance of 10,000,000 Exchange Shares, in the aggregate, will be deferred until the volume weighted average trading price of the Pubco Ordinary Shares is $13.50 or greater for any 20 trading days within a period of 30 trading days prior to the third anniversary of the Share Acquisition Closing; and	the issuance of an additional 10,000,000 Exchange Shares, in the aggregate, will be deferred until the volume weighted average trading price of the Pubco Ordinary Shares is $17.00 or greater for any 20 trading days within a period of 30 trading days prior to the third anniversary of the Share Acquisition Closing.
Assets held in trust account						$ 100,000,000	$ 100,000,000
Cash						9,000	762,000
Working capital						2,300,000
Loan amount						191,000	191,000
Note balance							191,000	$ 191,000
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Convertible loan		$ 1,500,000
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Cash						$ 25,000	$ 25,000
Nexters Global [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issuance of aggregate exchange shares (in Shares)						20,000,000	20,000,000
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business combination percentage						80.00%	80.00%
Business combination voting rights						50.00%	50.00%
Weighted average trading price (in Dollars per share)						$ 13.50	$ 13.50
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares in units (in Shares)			25,000,000
Price per unit (in Dollars per share)			$ 10.00	$ 10.00
Generating gross proceeds			$ 250,000,000.0	$ 250,000,000.0
Offering costs			14,300,000	$ 14,300,000
Deferred underwriting commissions			$ 8,800,000
Additional purchase units (in Shares)			3,750,000
Redemption percentage						20.00%	20.00%
Loan amount									$ 200,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per unit (in Dollars per share)					$ 10.00	$ 1.00	$ 1.00
Generating gross proceeds							$ 11,000
Sale of warrants (in Shares)						6,750,000	6,750,000
Gross proceeds						$ 6,800,000	$ 6,800,000
Private Placement [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares in units (in Shares)	1,625,000
Public Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Net tangible assets business combination						5,000,001	5,000,001
Dissolution expenses						$ 100,000	$ 100,000
Sponsor [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares in units (in Shares)	5,000,000
Price per unit (in Dollars per share)	$ 10.00
Share price (in Dollars per share)		$ 1.00
Promissory note amount		$ 400,000
Aggregate commitment	$ 50,000,000